LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2019	Nominal interest Rate	Year of Maturity	December 31, 2019	December 31, 2018
Senior unsecured credit facilities(1)(4)	3,020	3.25(2)	Various(1)	2,097	1,305
Senior unsecured notes – series A	73	5.57	2020	74	76
Senior unsecured notes – series C	200	5.58	2021	199	199
Senior unsecured notes – series D	—	5.91	2019	—	267
Senior unsecured medium-term notes series 1	250	4.89	2021	250	250
Senior unsecured medium-term notes series 2	450	3.77	2022	449	449
Senior unsecured medium-term notes series 3	450	4.75	2043	446	446
Senior unsecured medium-term notes series 4	600	4.81	2044	596	596
Senior unsecured medium-term notes series 5	450	3.54	2025	449	448
Senior unsecured medium-term notes series 6	500	4.24	2027	498	498
Senior unsecured medium-term notes series 7	500	3.71	2026	498	498
Senior unsecured medium-term notes series 8	650	2.99	2024	646	646
Senior unsecured medium-term notes series 9	550	4.74	2047	542	541
Senior unsecured medium-term notes series 10	400	4.02	2028	398	398
Senior unsecured medium-term notes series 11	300	4.75	2048	298	298
Senior unsecured medium-term notes series 12	400	3.62	2029	398	—
Senior unsecured medium-term notes series 13	700	4.54	2049	714	—
Senior unsecured medium-term notes series 14	600	2.56	2023	598	—
Senior unsecured medium-term notes series 15	600	3.31	2030	597	—
Senior unsecured medium-term notes 3A	50	5.05	2022	52	50
Senior unsecured medium-term notes 4A	—	3.06	2019	—	205
Senior unsecured medium-term notes 5A	350	3.43	2021	353	353
Finance lease liabilities and other(3)	—			—	14
Total interest bearing liabilities				10,152	7,537
Less current portion				(74)	(480)
Total non-current				10,078	7,057

(1)
Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures May 2024, a $500 million non-revolving term loan that matures August 2022 and a $20 million operating facility that matures May 2020, which is typically renewed on an annual basis.

(2)
The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2019. Borrowings under the credit facilities bear interest at prime, Bankers' Acceptance, or LIBOR rates, plus applicable margins.

(3)	On adoption of IFRS 16 on January 1, 2019, finance leases previously reported in loans and borrowings were reclassified to lease liabilities. See Note 3.

(4)	At December 31, 2019, US$454 million was drawn on the $2.5 billion revolving credit facility (2018: $nil).